Note 18 - Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the year
Goodwill. Breakdown by CGU and Changes of the year (Millions of euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2015	5,328	727	602	176	62	20	6,915
Additions	-	-	-	-	-	8	8
Exchange difference	175	(101)	(79)	14	6	-	15
Other	-	(1)	-	-	-	-	(1)
Balance as of December 31, 2016	5,503	624	523	191	68	28	6,937
Additions	-	-	24	-	-	-	24
Exchange difference	(666)	(115)	(44)	(22)	(3)	(1)	(851)
Impairment	-	-	-	-	-	(4)	(4)
Other	-	-	(10)	-	(33)	-	(43)
Balance as of December 31, 2017	4,837	509	493	168	32	23	6,062
Exchange difference	229	(127)	26	(7)	(3)	-	118
Balance as of December 31, 2018	5,066	382	519	161	29	23	6,180

Impairment Test Hypotheses CGU Goodwill In The United States
Impairment test hypotheses CGU Goodwill in the United States
	2018	2017	2016
Discount rate	10.5%	10.0%	10.0%
Sustainable growth rate	4.0%	4.0%	4.0%

Sensitivity Analysis For Main Hypotheses USA
Sensitivity analysis for main hypotheses - USA (Millions of euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(1,009)	1,176
Sustainable growth rate	526	(451)

(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.

Impairment Test Hypotheses CGU Goodwill In Turkey
Impairment test assumptions CGU Goodwill in Turkey
	2018	2017	2016
Discount rate	24.3%	18.0%	17.7%
Sustainable growth rate	7.0%	7.0%	7.0%

Sensitivity Analysis For Main Hypotheses Turkey
Sensitivity analysis for main assumptions - Turkey (Millions of euros)
	Impact of an increase of 50 basis points (*)	Impact of a decrease of 50 basis points (*)
Discount rate	(149)	158
Sustainable growth rate	40	(37)

(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to the observed variations over the last five years.

Table of other intangible assets explanatory
Other intangible assets (Millions of euros)
	2018	2017	2016
Computer software acquisition expenses	1,605	1,682	1,877
Other intangible assets with an infinite useful life	11	12	12
Other intangible assets with a definite useful life	518	708	960
Total	2,134	2,402	2,849

Other Intangible Assets Changes Over the Period
Other Intangible Assets (Millions of euros)
	Notes	2018	2017	2016
Balance at the beginning		2,402	2,849	3,137
Additions		552	564	645
Amortization in the year	45	(614)	(694)	(735)
Exchange differences and other		(123)	(305)	(196)
Impairment		(83)	(12)	(3)
Balance at the end		2,134	2,402	2,849